POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED FEBRUARY 27, 2015 TO THE

SUMMARY PROSPECTUS DATED AUGUST 29, 2014 OF:

PowerShares Aerospace & Defense Portfolio	PowerShares Dynamic Food & Beverage Portfolio
PowerShares BuyBack AchieversTM Portfolio	PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dividend AchieversTM Portfolio	PowerShares Dynamic Large Cap Value Portfolio
PowerShares DWA Basic Materials Momentum Portfolio	PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares DWA Consumer Cyclicals Momentum Portfolio	PowerShares Dynamic Market Portfolio
PowerShares DWA Consumer Staples Momentum Portfolio	PowerShares Dynamic Media Portfolio
PowerShares DWA Energy Momentum Portfolio	PowerShares Dynamic Networking Portfolio
PowerShares DWA Financial Momentum Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares DWA Healthcare Momentum Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares DWA Industrials Momentum Portfolio	PowerShares Dynamic Retail Portfolio
PowerShares DWA Momentum Portfolio	PowerShares Dynamic Semiconductors Portfolio
PowerShares DWA NASDAQ Momentum Portfolio	PowerShares Dynamic Software Portfolio
PowerShares DWA Technology Momentum Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares DWA Utilities Momentum Portfolio	PowerShares International Dividend AchieversTM Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares S&P 500® High Quality Portfolio
PowerShares Dynamic Building & Construction Portfolio	PowerShares Water Resources Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

Effective immediately, the table within the section titled “Management of the Fund – Portfolio Managers” for each Fund referenced above is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	August 2008

Brian Picken	Vice President and Portfolio Manager of the Adviser	August 2010

Tony Seisser	Vice President and Portfolio Manager of the Adviser	August 2014

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	February 2015”

Please Retain This Supplement for Future Reference.

P-PS-SUMPRO-1 COMBO-1 SUP-1 022715